Document and Entity Information Document	Jan. 03, 2022
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Jan. 03, 2022
Document Period End Date	Jan. 03, 2022
Amendment Flag	false
Entity Registrant Name	Energy Fuels Inc.
Entity Address, Address Line One	225 Union Blvd.,
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Lakewood
Entity Address, State or Province	CO
Entity Address, Country	US
Entity Address, Postal Zip Code	80228
Entity Incorporation, State Country Name	Z4
City Area Code	303
Local Phone Number	974-2140
Entity File Number	001-36204
Entity Central Index Key	0001385849
Entity Emerging Growth Company	false
Entity Tax Identification Number	98-1067994
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
New York Stock Exchange [Member] | Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	UUUU
Security Exchange Name	NYSEAMER
Toronto Stock Exchange [Member] | Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	EFR